CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Contract assets	₺ 22,431	₺ 25,290
Contract liabilities and merchant advances	₺ 1,424,467	₺ 1,052,167
Maturity term of Contract assets	1 month	1 month
Advances received from customers for marketplace transactions	₺ 988,498	₺ 626,366
Minimum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	1 day
Maximum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	4 days